Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.503080%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	1.88538%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,929,349.07

Principal:
Principal Collections	$16,795,524.59
Prepayments in Full	$7,709,939.65
Liquidation Proceeds	$320,219.50
Recoveries	$92,696.70
Sub Total	$24,918,380.44
Collections	$26,847,729.51

Purchase Amounts:
Purchase Amounts Related to Principal	$172,192.98
Purchase Amounts Related to Interest	$401.96
Sub Total	$172,594.94

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,020,324.45

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	14
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,020,324.45
Servicing Fee	$622,551.52	$622,551.52	$0.00	$0.00	$26,397,772.93
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,397,772.93
Interest - Class A-2a Notes	$319,065.19	$319,065.19	$0.00	$0.00	$26,078,707.74
Interest - Class A-2b Notes	$76,365.00	$76,365.00	$0.00	$0.00	$26,002,342.74
Interest - Class A-3 Notes	$855,900.00	$855,900.00	$0.00	$0.00	$25,146,442.74
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$24,856,382.41
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,856,382.41
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$24,763,484.58
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,763,484.58
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$24,698,931.25
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,698,931.25
Regular Principal Payment	$22,267,577.59	$22,267,577.59	$0.00	$0.00	$2,431,353.66
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,431,353.66
Residual Released to Depositor	$0.00	$2,431,353.66	$0.00	$0.00	$0.00
Total		$27,020,324.45

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,267,577.59
Total					$22,267,577.59
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$16,329,556.90	$59.38	$319,065.19	$1.16	$16,648,622.09	$60.54
Class A-2b Notes	$5,938,020.69	$59.38	$76,365.00	$0.76	$6,014,385.69	$60.14
Class A-3 Notes	$0.00	$0.00	$855,900.00	$2.70	$855,900.00	$2.70
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$22,267,577.59	$21.15	$1,698,841.68	$1.61	$23,966,419.27	$22.76

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$129,350,752.35	0.4703664	$113,021,195.45	0.4109862
Class A-2b Notes	$47,036,637.22	0.4703664	$41,098,616.53	0.4109862
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$648,997,389.57	0.6165602	$626,729,811.98	0.5954055

Pool Information
Weighted Average APR	3.199%	3.189%
Weighted Average Remaining Term	47.18	46.33
Number of Receivables Outstanding	32,154	31,636
Pool Balance	$747,061,821.88	$721,689,869.24
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$678,624,469.21	$655,976,312.33
Pool Factor	0.6431878	0.6213436

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$65,713,556.91
Targeted Overcollateralization Amount	$94,960,057.26
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$94,960,057.26

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		55	$374,075.92
(Recoveries)		30	$92,696.70
Net Loss for Current Collection Period			$281,379.22
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4520%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4952%
Second Prior Collection Period			0.4409%
Prior Collection Period			0.7992%
Current Collection Period			0.4598%
Four Month Average (Current and Prior Three Collection Periods)			0.5488%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		899	$4,256,427.64
(Cumulative Recoveries)			$457,111.30
Cumulative Net Loss for All Collection Periods			$3,799,316.34
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3271%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,734.62
Average Net Loss for Receivables that have experienced a Realized Loss			$4,226.16

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.07%	300	$7,690,280.26
61-90 Days Delinquent	0.11%	31	$793,774.50
91-120 Days Delinquent	0.02%	5	$162,782.09
Over 120 Days Delinquent	0.02%	4	$119,567.57
Total Delinquent Receivables	1.21%	340	$8,766,404.42

Repossession Inventory:
Repossessed in the Current Collection Period		17	$470,511.04
Total Repossessed Inventory		35	$908,023.76

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1070%
Prior Collection Period			0.1182%
Current Collection Period			0.1264%
Three Month Average			0.1172%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1491%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	14

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer